Unaudited Condensed Consolidated Statement Of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net remeasurement of post employment plans
- group	£ (101)	£ 183
- associates and joint ventures	(1)	1
Tax on post employment plans	20	(34)
Other comprehensive income that will not be reclassified to profit or loss, net of tax, Total	(82)	150
Exchange differences on translation of foreign operations
- group	(585)	265
- associates and joint ventures	(161)	43
- non-controlling interests	(100)	42
Net investment hedges	223	(99)
Tax on exchange differences - group	(7)	1
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, associates and joint ventures	3	(5)
Tax on effective portion of changes in fair value of cash flow hedges	5	(2)
Hyperinflation adjustment	(15)	(4)
Tax on hyperinflation adjustment	4	2
Other comprehensive income that may be reclassified to profit or loss, net of tax, Total	(563)	235
Other comprehensive (loss)/profit, net of tax, for the period	(645)	385
Profit for the period	1,934	2,067
Total comprehensive income for the period	1,289	2,452
Attributable to:
Equity shareholders of the parent company	1,320	2,319
Non-controlling interests	(31)	133
Total comprehensive income for the period	1,289	2,452
Foreign currency debt risk
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, group	(60)	115
- recycled to income statement	50	(71)
Currency exchange risk
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, group	63	(66)
- recycled to income statement	12	20
Commodity price risk
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, group	£ 5	£ (6)